Condensed Consolidated Interim Statements of Operations (Unaudited) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Income Statement [Abstract]
Revenues	$ 199,299	$ 151,704
Cost of services	(158,270)	(114,497)
Gross profit	41,029	37,207
Selling, general and administrative expense	(18,627)	(13,045)
Amortization	(3,887)	(4,054)
Operating income	18,515	20,108
Interest expense, net	(4,510)	(3,930)
Other income / (expense), net	(111)	(61)
Income before income tax	13,894	16,117
Income tax expense	(2,527)	(2,943)
Net income	11,367	13,174
Net income / (loss) attributable to non-controlling interests
Net income attributable to shareholders	$ 11,367	$ 13,174
Weighted average shares outstanding:
Basic	87,231,232	86,893,775
Diluted	87,231,232	86,893,775
Net income per share:
Basic	$ 0.13	$ 0.15
Diluted	$ 0.13	$ 0.15